SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Geographical information activities

Geographical segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments
At December 31, 2024	7,732,780	4,621,983	2,834,108	-	15,188,871
At December 31, 2023	8,187,649	4,054,332	1,761,382	-	14,003,363
At October 31, 2023	7,362,957	4,016,861	1,361,366	-	12,741,184
Year ended December 31, 2024
Net revenue	12,093,606	12,936,028	-	1,987,631	27,017,265
Gross profit	5,178,874	6,481,800	-	1,780,962	13,441,636
Gross profit before fair value adjustment	5,931,261	6,271,333	-	1,780,962	13,983,556
Two months ended December 31, 2023
Net revenue	1,529,088	2,012,949	-	96,050	3,638,087
Gross profit	766,291	1,597,643	-	6,840	2,370,774
Gross profit before fair value adjustment	902,603	1,235,111	-	6,840	2,144,554
Year ended October 31, 2023
Net revenue	11,001,261	11,422,908	-	929,016	23,353,185
Gross profit	5,259,439	6,791,700	-	620,375	12,671,514
Gross profit before fair value adjustments	4,615,259	6,653,234	-	620,375	11,888,868
Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	-	17,757,283
Gross profit	3,039,159	5,083,919	-	-	8,123,078